INITIAL PUBLIC OFFERING (Details Narrative) - $ / shares	Aug. 18, 2021	Aug. 18, 2021	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction		11,500,000
Price per share	$ 10	$ 10
Exercise price			$ 0.01	$ 0.01
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	11,500,000
Price per share	$ 10	10
Warrants description	Each Unit consists of one common stock and three-quarters of one redeemable warrant (“Public Warrant”).
Exercise price	$ 11.5	$ 11.5
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common shares				1
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price				$ 11.5
Number of redeemable warrant				1